Significant Transactions Schedule of Preliminary Purchase Price Allocation after Merger (Details) (SoftBank Merger [Member], USD $) In Millions, unless otherwise specified	Jul. 10, 2013	Oct. 22, 2012
SoftBank Merger [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	$ 8,475
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, investments	133
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	14,558
Finite-Lived Intangibles	50,626
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	227
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	(10,636)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	(29,481)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	(14,122)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	(3,986)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	22,177
Convertible Debt		3,100
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, after Conversion of the Bond	$ 25,277